Finance receivables - Additional Information (Detail) (Wholesale and other dealer loans, Financing receivable)	Mar. 31, 2012	Mar. 31, 2011
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	58.10%	59.00%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	12.00%	12.70%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	10.30%	10.40%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	7.10%	5.80%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	12.50%	12.10%